Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of summary of Impaired loans - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	¥ 1,127,012,011	¥ 1,652,782,208
Recorded investment, Impaired loans	1,128,556,948	1,632,882,956
Recorded investment, Impaired loans with related allowance for credit losses	241,915,108	1,378,790,678
Recorded investment, Impaired loans without related allowance for credit losses	886,641,840	254,092,278
Related allowance for credit losses	116,331,548	670,281,312
First lien [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	564,172,105	714,820,883
Recorded investment, Impaired loans	572,137,041	708,962,388
Recorded investment, Impaired loans with related allowance for credit losses	109,090,294	606,955,948
Recorded investment, Impaired loans without related allowance for credit losses	463,046,747	102,006,440
Related allowance for credit losses	44,485,858	230,019,493
Second lien [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	562,839,906	937,961,325
Recorded investment, Impaired loans	556,419,907	923,920,568
Recorded investment, Impaired loans with related allowance for credit losses	132,824,814	771,834,730
Recorded investment, Impaired loans without related allowance for credit losses	423,595,093	152,085,838
Related allowance for credit losses	¥ 71,845,690	¥ 440,261,819